Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Net income	¥ 3,919	¥ 13,486	¥ 23,137
Adjustments to reconcile net income to net cash provided by operating activities -
Depreciation and amortization	10,407	10,513	9,798
Bad debt expense (recoveries)	(20)	266	44
Impairment charges for goodwill	2,031
Impairment charges for property and equipment, and other intangible assets	3,220
Loss on sale or disposal of property and equipment, net	101	176	311
Equity in net income of affiliated company	(22)	(44)	(52)
Deferred income taxes	636	(626)	2,824
Change in assets and liabilities, net of businesses acquired:
Decrease (increase) in trade notes and accounts receivable	4,600	2,427	(5,406)
Decrease (increase) in inventories	(4,187)	(5,484)	2,201
Decrease (increase) in prepaid expense	(775)	623	790
Decrease in trade notes and accounts payable	(5,111)	(3,066)	(2,458)
Increase (decrease) in accrued income taxes, net of tax refunds	(4,234)	(6,343)	4,396
Increase (decrease) in accrued expenses	(2,837)	70	1,947
Increase (decrease) in deferred revenue	(57)	(386)	830
Other, net	1,356	(1,376)	(447)
Net cash provided by operating activities	9,027	10,236	37,915
Cash flows from investing activities:
Capital expenditures, including interest capitalized	(26,555)	(9,927)	(9,260)
Decrease in lease deposits, net	204	189	466
Net decrease (increase) in term deposits	(483)	(569)	1,412
Acquisition of business		(1,245)
Other, net	100	(23)	(264)
Net cash used in investing activities	(26,734)	(11,575)	(7,646)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings, net	1,600	2,124	(1,700)
Proceeds from issuance of bonds	15,000
Redemption of bonds	(5,000)	(5,000)	(5,000)
Principal payments under capital lease and financing obligations	(2,239)	(2,578)	(2,385)
Dividends paid	(5,814)	(6,919)	(5,689)
Other, net	(99)	(4)	1,520
Net cash provided by (used in) financing activities	3,448	(12,377)	(13,254)
Effect of exchange rate changes on cash and cash equivalents	614	934	(105)
Net increase (decrease) in cash and cash equivalents	(13,645)	(12,782)	16,910
Cash and cash equivalents, beginning of year	63,669	76,451	59,541
Cash and cash equivalents, end of year	¥ 50,024	¥ 63,669	¥ 76,451